Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Notes Payable

During the quarter ended March 31, 2019, the Company recorded approximately $59,000 of interest expense under the terms and conditions of the Note (see Note 6) that is due to the Theodore Stern Revocable Trust, whose trustee Mr. Stern is a member of the Company's Board of Directors.

Other

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $7,425. The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our CEO and his family. During the three months ended March 31, 2019 and March 31, 2018, the Company paid $22,275 and $22,775, respectively.

NOTE 8 – RELATED PARTY TRANSACTIONS

2018 Transactions

On August 9, 2018, the Company prepaid $1,000,000 of principal of the $3,000,000 Senior Unsecured Note dated February 1, 2017 held by the Stern Trust (Mr. Stern is a Director of the Company) plus the related accrued interest of approximately $158,000. During the year ended December 31, 2018, the Company recorded approximately $284,000 of interest expense under the terms and conditions of the Note. Additionally, the Company and the Stern Trust agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of Common Stock at a market value of $420,000 based on trading price.

Purchase of Common Stock

In August 2018, two of the Company's Directors, Mr. Stern and Mr. Selzer, respectively purchased an additional 6,666,667 and 666,667 shares of common stock of the 2018 offering as described in Note 9.

Other

In connection with the 2018 offering of common stock, the Company incurred fees to Network 1 Financial Securities, Inc. ("Network 1"), a registered broker-dealer. The Network 1 fees and expenses comprise of approximately $659,000 paid in cash and approximately 2,470,000 common stock purchase warrants for five years at a price of $0.165 cents per share. A member of the Company's Board of Director's maintains a partnership with a key principal of Network 1.

The Company leases its Corporate headquarters from Bridgeworks LLC, ("Bridgeworks"), a company providing office facilities to emerging companies, principally owned by Mr. Beck and his family. Mr. Beck is Chairman, Chief Executive Officer and President of the Company. During 2018, the Company paid Bridgeworks $89,100.

In connection with a Confidential Settlement Agreement and General Release Agreement with Mr. Solomon, a former director and officer, as described below, the Company paid approximately $160,000 during the year ended December 31, 2018. Additionally, Mr. Solomon and the Company entered into an Agency Agreement dated September 13, 2017 pursuant to which Mr. Solomon agreed to be engaged as a non- exclusive sales agent for the Company's products on an as needed basis for a term of three years in consideration of sales commissions. During the year ended December 31, 2018, the Company paid Mr. Solomon a sales commission of approximately $84,000.

2017 Transactions

Amount Due Officer and Director

In November 2016, the Company issued a note payable for $13,609 to one of its officers and a Board of Director. The note was repaid in April 2017.

Notes Payable

In January 2017, the Company issued to the Stern Trust a Senior Unsecured Note with a face value of $3,000,000, payable two years from issuance, along with aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The loan became a Note due to one of its Board of Directors upon Mr. Stern's election in September 2017. During 2017, the Company recorded $275,000 of interest expense under the terms and conditions of the loan.

Convertible Notes Payable

On January 31, 2017, the Company entered into Conversion Agreements with Mr. Selzer, a director of the Company and Vista Associates, a family partnership pursuant to which Mr. Selzer converted $150,000 in debt plus interest into 1,753,500 shares of common stock and $40,000 of debt plus interest into 1,537,778 shares of common stock.

Purchase of Common Stock

In March 2017, Mr. Selzer, a Board of Director, purchased an additional 500,000 shares of common stock and in December 2017, Mr. Stern purchased an additional 2,000,000 shares of common stock in the capital stock offerings as described in Note 9.

Other

In connection with the Company's ability to secure third-party financing during the year ended December 31, 2017, the Company paid Network 1 Financial Securities, Inc. ("Network 1"), a registered broker-dealer, cash fees of $710,000, issued Network 1 2,200,000 shares of common stock and provided 1,153,846 common stock purchase warrants for five years at a price of $0.143 cents per share. A member of the Company's Board of Directors maintains a partnership with a key principal of Network 1.

The Company leases it Corporate headquarters from Bridgeworks LLC, ("Bridgeworks"), a company providing office facilities to emerging companies, principally owned by Mr. Beck and his family. Mr. Beck is Chairman, Chief Executive Officer and President of the Company. During 2017, the Company paid Bridgeworks $71,950.

Additionally, as noted above Parity provided consulting services to the Company prior to Phillip Beck becoming an executive officer. During 2017, the Company paid Parity $34,964 for consulting services.

On September 13, 2017, one of its former officers and a former director (Douglas Solomon) of the Company entered into a Confidential Settlement Agreement and General Release (the "Settlement Agreement") pursuant to which the Offer Letter and Executive Retention Agreement entered between the Company and Mr. Solomon dated January 31, 2017 were terminated effective September 1, 2017 and Mr. Solomon resigned as Executive Director, Government Relations Enterprise Security upon execution of the Settlement Agreement. The Company agreed to pay Mr. Solomon $8,048.13 representing unused 2017 vacation entitlement and pay for one day, reimburse Mr. Solomon for all expenses consistent with the Company's reimbursement policy and pay Mr. Solomon's COBRA employee only benefits through September 2018 if Mr. Solomon elected to be included under such coverage. In addition, the Company acknowledged that the 20,000,000 stock options previously granted to Mr. Solomon have vested effective as of September 1, 2017. The parties also provided mutual releases from all claims, demands, actions, causes of action or liabilities. As further consideration for entering into the Settlement Agreement, Mr. Solomon and the Company entered into an Agency Agreement dated September 13, 2017 pursuant to which Mr. Solomon agreed to be engaged as a non- exclusive sales agent for the Company's products on an as needed basis for a term of three years in consideration of sales commissions including a monthly non-refundable minimum commission to be paid for 24 months. During the year end December 31, 2017, the Company paid Mr. Solomon approximately $54,000.